Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Funds - 6.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$ 17,691
Transamerica Unconstrained Bond (D)	39,985,850	349,476,326

		349,494,017

International Equity Funds - 20.6%
Transamerica Emerging Markets Opportunities (D)	46,759,304	360,514,234
Transamerica International Equity (D)	15,739,767	304,879,291
Transamerica International Focus (D)	38,569,037	310,866,440
Transamerica International Small Cap Value (D)	9,359,627	128,507,683

		1,104,767,648

U.S. Alternative Fund - 2.0%
Transamerica BlackRock Global Real Estate Securities VP (D)	11,805,932	108,378,453

U.S. Equity Funds - 33.3%
Transamerica Janus Mid-Cap Growth VP (D)	1,941,836	66,236,025
Transamerica JPMorgan Enhanced Index VP (D)	30,820,743	657,714,659
Transamerica JPMorgan Mid Cap Value VP (D)	797,599	11,636,975
Transamerica Large Cap Value (D)	28,859,013	353,522,914
Transamerica Mid Cap Growth (D)	15,831,876	122,380,400
Transamerica Mid Cap Value Opportunities (D)	6,106,232	63,871,183
Transamerica Small Cap Value (D)	20,552,838	109,135,568
Transamerica T. Rowe Price Small Cap VP (D)	1,282,749	13,443,208
Transamerica WMC US Growth VP (D)	12,930,718	383,654,397

		1,781,595,329

U.S. Fixed Income Funds - 21.3%
Transamerica Core Bond (D)	114,571,411	1,001,354,132
Transamerica Floating Rate (D)	3,082,450	27,618,754
Transamerica High Yield Bond (D)	14,090,285	110,608,737

		1,139,581,623

U.S. Mixed Allocation Fund - 13.9%
Transamerica Aegon Bond VP (D)	78,235,238	740,887,705

Total Investment Companies (Cost $5,627,586,545)		5,224,704,775

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury - 1.6%
U.S. Treasury Notes 0.88%, 01/31/2024 (E)	$ 88,062,000	85,279,103

Total U.S. Government Obligation (Cost $85,324,327)		85,279,103

Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 2.10% (F), dated 03/31/2023, to be repurchased at $29,741,914 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2024, and with a value of $30,331,520.

$ 29,736,710	$ 29,736,710

Total Repurchase Agreement (Cost $29,736,710)	29,736,710

Total Investments (Cost $5,742,647,582)	5,339,720,588
Net Other Assets (Liabilities) - 0.2%	11,944,708

Net Assets - 100.0%	$ 5,351,665,296

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bonds	891	06/21/2023	$112,013,658	$116,860,219	$4,846,561	$—
EURO STOXX 50® Index	1,269	06/16/2023	55,546,103	58,641,176	3,095,073	—
JPY Currency	2,352	06/16/2023	219,852,080	224,101,500	4,249,420	—
S&P 500® E-Mini Index	459	06/16/2023	90,096,227	94,961,362	4,865,135	—
S&P/TSX 60 Index	375	06/15/2023	66,070,779	67,103,219	1,032,440	—
U.S. Treasury Ultra Bonds	2,190	06/21/2023	296,381,060	309,063,750	12,682,690	—

Total					$30,771,319	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(3,564)	06/30/2023	$(382,287,340)	$(390,285,845)	$—	$(7,998,505)
10-Year Japan Government Bonds	(994)	06/13/2023	(1,097,026,800)	(1,108,878,027)	—	(11,851,227)
10-Year U.S. Treasury Notes	(2,762)	06/21/2023	(318,181,544)	(317,414,219)	767,325	—
EUR Currency	(400)	06/16/2023	(53,687,855)	(54,517,500)	—	(829,645)
MSCI EAFE Index	(1,897)	06/16/2023	(189,832,793)	(198,853,025)	—	(9,020,232)
MSCI Emerging Markets Index	(2,811)	06/16/2023	(134,811,456)	(139,917,525)	—	(5,106,069)

Total					$767,325	$(34,805,678)

Total Futures Contracts					$31,538,644	$(34,805,678)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,224,687,084	$—	$—	$5,224,687,084
U.S. Government Obligation	—	85,279,103	—	85,279,103
Repurchase Agreement	—	29,736,710	—	29,736,710

Total	$5,224,687,084	$115,015,813	$—	$5,339,702,897

Investment Companies Measured at Net Asset Value (C)				17,691

Total Investments				$5,339,720,588

Other Financial Instruments
Futures Contracts (H)	$31,538,644	$—	$—	$31,538,644

Total Other Financial Instruments	$31,538,644	$—	$—	$31,538,644

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(34,805,678)	$—	$—	$(34,805,678)

Total Other Financial Instruments	$(34,805,678)	$—	$—	$(34,805,678)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Restricted security. At March 31, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$17,691	0.0	%(I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Shares as of March 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$235,765,557	$499,706,878	$—	$—	$5,415,270	$740,887,705	78,235,238	$—	$—
Transamerica BlackRock Global Real Estate Securities VP	115,845,790	—	(8,292,232)	(3,298,964)	4,123,859	108,378,453	11,805,932	—	—
Transamerica Core Bond	973,722,151	9,446,617	—	—	18,185,364	1,001,354,132	114,571,411	9,446,617	—
Transamerica Emerging Markets Opportunities	348,824,408	—	—	—	11,689,826	360,514,234	46,759,304	—	—
Transamerica Floating Rate	26,961,180	540,500	—	10,702	106,372	27,618,754	3,082,450	540,500	—
Transamerica Global Allocation Liquidating Trust	17,263	—	—	—	428	17,691	6,235	—	—
Transamerica High Yield Bond	107,781,527	1,589,323	—	—	1,237,887	110,608,737	14,090,285	1,589,323	—
Transamerica International Equity	282,686,219	—	—	—	22,193,072	304,879,291	15,739,767	—	—
Transamerica International Focus	293,124,683	—	—	—	17,741,757	310,866,440	38,569,037	—	—
Transamerica International Small Cap Value	116,152,975	—	—	—	12,354,708	128,507,683	9,359,627	—	—
Transamerica Janus Mid-Cap Growth VP	36,970,375	26,843,747	—	—	2,421,903	66,236,025	1,941,836	—	—
Transamerica JPMorgan Enhanced Index VP	609,326,093	—	—	—	48,388,566	657,714,659	30,820,743	—	—
Transamerica JPMorgan Mid Cap Value VP	71,071,254	—	(62,742,532)	(4,247,581)	7,555,834	11,636,975	797,599	—	—
Transamerica Large Cap Value	475,909,132	1,276,577	(129,511,460)	33,349,416	(27,500,751)	353,522,914	28,859,013	1,276,577	—
Transamerica Mid Cap Growth	83,573,289	28,088,560	—	—	10,718,551	122,380,400	15,831,876	—	—
Transamerica Mid Cap Value Opportunities	81,162,204	—	(18,804,008)	760,453	752,534	63,871,183	6,106,232	—	—
Transamerica Small Cap Value	137,521,914	—	(30,467,289)	(21,104,756)	23,185,699	109,135,568	20,552,838	—	—
Transamerica T. Rowe Price Small Cap VP	333,429	13,372,684	—	—	(262,905)	13,443,208	1,282,749	—	—
Transamerica Unconstrained Bond	344,707,306	3,995,591	—	5,894,606	(5,121,177)	349,476,326	39,985,850	3,995,591	—
Transamerica WMC US Growth VP	335,422,820	—	—	—	48,231,577	383,654,397	12,930,718	—	—

Total	$4,676,879,569	$584,860,477	$(249,817,521)	$11,363,876	$201,418,374	$5,224,704,775	491,328,740	$16,848,608	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $61,809,967.
(F)	Rate disclosed reflects the yield at March 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5